Other Bond Issuances (Details) (PUGET ENERGY, USD $)				3 Months Ended
	Mar. 31, 2012	Feb. 10, 2012	Jun. 15, 2012 Senior Notes [Member]	Jun. 30, 2012 Line of Credit
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 450,000,000
Stated interest rate percent			5.625%
Line of Credit Facility [Abstract]
Repayments of Debt				425,000,000
Outstanding amount for line of credit	859,000,000			434,000,000
Line of Credit Facility, Term		5 years
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000,000